Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt [Abstract]
Long-Term Debt
The amounts of long-term debt shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	December 31, 2024
Total long-term debt
Loan agreement	$13,900	$16,200
Finance lease liability	21,042	—
Less: Deferred financing costs	(183)	(269)
Total long-term debt, net of deferred financing costs	$34,759	$15,931

Current portion of long-term debt
Loan agreement	$1,170	$2,300
Finance lease liability	1,186	—
Less: Current portion of deferred financing costs	(76)	(87)
Current portion of long-term debt, net of deferred financing costs	$2,280	$2,213

Non-current portion of long-term debt
Loan agreement	$12,730	$13,900
Finance lease liability	19,856	—
Less: Non-current portion of deferred financing costs	(107)	(182)
Non-current portion of long-term debt, net of deferred financing costs	$32,479	$13,718

Annual Principal Payments
During the year ended December 31, 2025, the weighted average interest rate on the borrowed portion of the term loan facility was 8.19%. The amount outstanding as of December 31, 2025, is repayable in quarterly installments, with a balloon payment due at maturity in December 2028:

Year	Amount
2026	$1,170
2027	2,280
2028	10,450
Total	$13,900

Finance Lease Liability	The following table presents such lease payments, including the purchase option, on an undiscounted basis:

Year	Amount
2026	$2,737
2027	2,738
2028	19,140
Total lease payments (undiscounted)	$24,615
Less: Discount based on incremental borrowing rate	(3,573)
Total finance lease liability	$21,042